Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Parenthetical) (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of transactions between related parties [line items]
Share based payments	₨ 1,277	$ 15	₨ 1,653	₨ 1,966
Relatives of KMP
Disclosure of transactions between related parties [line items]
Share based payments	₨ 229		₨ 0	₨ 0